December 15, 2010

Securities and Exchange Commission

100 F Street, NW

Washington, DC 20549

RE:	PHL Variable Insurance Company

Pre-Effective Amendment No. 1 to Registration Statement on Form S-1, File No. 333-168963

To the Commission Staff:

Electronically transmitted for filing is Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-168963), filed under the Securities Act of 1933, as amended (“1933 Act”).

This Pre-Effective Amendment incorporates disclosure changes made in response to oral comments received from the SEC Staff on November 18, 2010 and as otherwise described in the related correspondence filing, and includes financial statements, exhibits and consents necessary to complete the Registration Statement.

Requests for acceleration made under Rule 461 under the 1933 Act on behalf of the registrant and its principal underwriter have been submitted with Pre-Effective Amendment No. 1.

The filing fee for the Form S-1 was wired to the Commission’s lockbox at U. S. Bank of St. Louis, Missouri concurrent with the filing of the initial registration statement.

Please call me at (860) 403-6486 if you have questions concerning this filing.

Very truly yours,

/s/ Mary K. Johnson

Counsel

Phoenix Life Insurance Company